CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY	Stockholders' Equity [Member] CNY (¥)	Common Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Statutory Reserves [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated Other Comprehensive income (loss) [Member] CNY (¥)	Non-controlling Interest [Member] CNY (¥)	USD ($) shares	CNY (¥) shares
Opening Balance at Jun. 30, 2017	¥ 33,244,445	¥ 1,261,288	¥ 123,436,043	¥ 4,148,929	¥ (95,352,659)	¥ (249,156)	¥ 8,464,843	$ 6,074,049	¥ 41,709,288
Opening Balance (in shares) at Jun. 30, 2017		9,902,914
Capital contribution from/in non-controlling interests							3,700,000	538,824	3,700,000
Restricted shares issued for services	3,050,896	¥ 112,321	2,938,575					444,297	3,050,896
Restricted shares issued for services (in shares)		900,000
Issuance of common stock in exchange of shares of FGS, net of issuance costs	65,004,531	¥ 785,871	64,218,660					9,466,495	65,004,531
Issuance of common stock in exchange of shares of FGS, net of issuance costs (in shares)		6,592,500
Shares issued for unpaid salary to management	1,554,908	¥ 27,137	1,527,771					226,439	1,554,908
Shares issued for unpaid salary to management (in shares)		221,268
Restricted shares issued for management	14,621,838	¥ 92,893	14,528,945					2,129,353	14,621,838
Restricted shares issued for management (in shares)		763,667
Stock based payment	840,286		840,286					122,369	840,286
Net loss for the year	(44,072,321)				(44,072,321)		(1,302,913)	(6,607,915)	(45,375,234)
Foreign currency translation adjustment	1,765,249					1,765,249		257,070	1,765,249
Ending Balance at Jun. 30, 2018	76,009,832	¥ 2,279,510	207,490,280	4,148,929	(139,424,980)	1,516,093	10,861,930	12,650,981	86,871,762
Ending Balance (in shares) at Jun. 30, 2018		18,380,349
Capital contribution from/in non-controlling interests							650,000	94,659	650,000
Restricted shares issued for services	845,781	¥ 15,902	829,879					123,170	845,781
Restricted shares issued for services (in shares)		125,000
Issuance of common stock in exchange of shares of FGS, net of issuance costs	21,433,796	¥ 307,981	21,125,815					3,121,368	21,433,796
Issuance of common stock in exchange of shares of FGS, net of issuance costs (in shares)		2,435,284
Restricted shares issued for management	11,640,341	¥ 109,380	11,530,961					1,695,162	11,640,341
Restricted shares issued for management (in shares)		858,667
Stock based payment	9,647,863		9,647,863					1,405,001	9,647,863
Net loss for the year	(25,355,905)				(25,355,905)		(426,501)	(3,754,648)	(25,782,406)
Foreign currency translation adjustment	1,393,843					1,393,843		202,983	1,393,843
Ending Balance at Jun. 30, 2019	¥ 95,615,551	¥ 2,712,773	¥ 250,624,798	¥ 4,148,929	¥ (164,780,885)	¥ 2,909,936	¥ 11,085,429	$ 15,538,676	¥ 106,700,980
Ending Balance (in shares) at Jun. 30, 2019		21,799,300						858,667	858,667